Debt (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Total Senior notes	Dec. 31, 2011 Senior notes 4.750% due 2014	Dec. 31, 2010 Senior notes 4.750% due 2014	Sep. 22, 2009 Senior notes 4.750% due 2014	Dec. 31, 2011 Senior notes 3.550% due 2015	Dec. 31, 2010 Senior notes 3.550% due 2015	Mar. 11, 2010 Senior notes 3.550% due 2015	Jun. 15, 2011 Senior notes 6.375% due 2015	Mar. 17, 2011 Senior notes 6.375% due 2015	Dec. 31, 2010 Senior notes 6.375% due 2015	Dec. 31, 2011 Senior notes 3.125% due 2016	Dec. 31, 2010 Senior notes 3.125% due 2016	Aug. 17, 2010 Senior notes 3.125% due 2016	Dec. 31, 2011 Senior notes 3.500% due 2016	Mar. 10, 2011 Senior notes 3.500% due 2016	Dec. 31, 2011 Senior notes 7.625% due 2016	Dec. 31, 2010 Senior notes 7.625% due 2016	Dec. 31, 2011 Senior notes 5.875% due 2019	Dec. 31, 2010 Senior notes 5.875% due 2019	Sep. 22, 2009 Senior notes 5.875% due 2019	Dec. 31, 2011 Senior notes 5.200% due 2020	Dec. 31, 2010 Senior notes 5.200% due 2020	Mar. 11, 2010 Senior notes 5.200% due 2020	Dec. 31, 2011 Senior notes 4.600% due 2021	Dec. 31, 2010 Senior notes 4.600% due 2021	Aug. 17, 2010 Senior notes 4.600% due 2021	Dec. 31, 2011 Senior notes 5.000% due 2021	Mar. 10, 2011 Senior notes 5.000% due 2021	Dec. 31, 2011 Senior notes 6.350% due 2040	Dec. 31, 2010 Senior notes 6.350% due 2040	Mar. 11, 2010 Senior notes 6.350% due 2040	Dec. 31, 2011 Senior notes 6.000% due 2040	Dec. 31, 2010 Senior notes 6.000% due 2040	Aug. 17, 2010 Senior notes 6.000% due 2040	Dec. 31, 2011 Senior notes 6.375% due 2041	Mar. 10, 2011 Senior notes 6.375% due 2041
Debt instrument
Principal amount			$ 13,500	$ 1,000			$ 1,200						$ 750			$ 1,500		$ 1,500		$ 1,000			$ 1,300			$ 1,000			$ 1,500		$ 500			$ 1,250			$ 1,000
Senior notes	$ 13,464	$ 10,472		$ 999	$ 998		$ 1,199	$ 1,199		$ 659	$ 1,002	$ 1,002	$ 750	$ 750		$ 1,498		$ 1,500	$ 1,500	$ 994	$ 994		$ 1,298	$ 1,298		$ 999	$ 999		$ 1,494		$ 499	$ 499		$ 1,234	$ 1,233		$ 1,000
Senior note, interest rate (as a percent)				4.75%	4.75%	4.75%	3.55%	3.55%	3.55%	6.375%	6.375%	6.375%	3.125%	3.125%	3.125%	3.50%	3.50%	7.625%	7.625%	5.875%	5.875%	5.875%	5.20%	5.20%	5.20%	4.60%	4.60%	4.60%	5.00%	5.00%	6.35%	6.35%	6.35%	6.00%	6.00%	6.00%	6.375%	6.375%